Operating segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating segment information

NOTE 6. OPERATING SEGMENT INFORMATION

The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.

Since the acquisition of the oncological platform in 2015, the management and the CODM have determined that there are two operating segments, being:

•	the cardiology segment, regrouping the Cardiopoiesis platform, the Corquest Medical, Inc. (Corquest) platform and C-Cathez; and

•	the immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform.

Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence also not considered by the Board of Directors for assessing performance or allocating resources.

CODM is not reviewing assets by segments, hence no segment information per assets is disclosed. At reporting date, all of the Group non-current assets are located in Belgium, except the leasehold improvements made in the offices of Celyad Inc located in Boston, USA.

€’000	For the year ended December 31, 2016
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue	84	9,929		10,013
Cost of Sales	(53)	(1,489)		(1,542)
Gross Profit	31	8,440	—	8,471
Research & Development expenses	(12,704)	(14,971)		(27,675)
General & Administrative expenses	—	—	(9,744)	(9,744)
Other Income and expenses	1,540	1,800		3,340
Operating Profit (Loss)	(11,133)	(4,731)	(9,744)	(25,609)
Net Financial Charges	—	—	1,997	1,997
Profit (Loss) before taxes	(11,133)	(4,731)	(7,747)	(23,612)
Income Taxes	—	—	6	6
Profit (Loss) for the year 2016	(11,133)	(4,731)	(7,742)	(23,606)

In August 2016, the Group has received a non-refundable upfront payment as a result of the ONO agreement. This upfront payment has been fully recognised upon receipt as there are no performance obligations nor subsequent deliverables associated to the payment. The non-refundable upfront payment was rather received as a consideration for the sale of licence to ONO. In 2016, the total revenue generated through sales of C-Cathez was € 0.1 million.

€’000	For the year ended December 31, 2017
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other Income and expenses	1,070	151	1,370	2,590
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)
Operating Profit (Loss)	(3,708)	(16,886)	(32,281)	(52,876)
Net Financial Charges	—	—	(3,518)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,799)	(56,396)
Income Taxes	—	—	1	1
Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,798)	(56,395)

In 2017, there were some important one-time non-recurrent items impacting significantly the consolidated income statement. The Board decided to isolate these non-recurrent items in the presentation of the consolidated income statement.

€’000	For the year ended December 31, 2018
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	2,399	716	—	3,115
Cost of Sales	—	—	—	—
Gross Profit	2,399	716	—	3,115
Research & Development expenses	(375)	(23,202)	—	(23,577)
General & Administrative expenses	—	—	(10,387)	(10,387)
Other Income and expenses	(686)	(6,765)	130	(7,321)
Recurring operating profit (Loss) - REBIT	1,338	(29,251)	(10,257)	(38,170)
Non-recurring operating (expenses)/income	—	—	—	—
Operating Profit (Loss)	1,338	(29,251)	(10,257)	(38,170)
Net Financial Result	—	—	743	743
Profit (Loss) before taxes	1,338	(29,251)	(9,515)	(37,427)
Income Taxes	—	—	—	—
Profit (Loss) for the year 2018	1,338	(29,251)	(9,515)	(37,427)

In 2018, the Group entered into a license agreement with Mesoblast relating to the C-Cathez device, in the Cardiology segment, resulting in €2.4 million revenue recognized. See disclosure note 24.